SCHEDULE OF FINANCIAL INFORMATION FOR THE SIGNIFICANT SUBSIDIARIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 1,051,475		$ 1,632,290
Current liabilities	(1,236,286)		(76,474)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	98,145,563		102,513,388	$ 98,143,854
Current liabilities	(125,715,900)		(124,011,016)	(132,918,186)
Revenue	25,314,688	$ 30,211,584	57,501,370	61,564,838
Net (loss) income	$ (4,673,208)	$ (2,073,739)	(14,849,199)	(6,724,427)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets			108,129,821	105,491,998
Non-current assets			9,223,582	8,896,219
Current liabilities			(89,952,880)	(87,526,544)
Non-current liabilities			(1,320,025)	(2,654,400)
Revenue			61,128,972	64,198,410
Net (loss) income			$ (137,004)	$ 138,938